Notes to the Consolidated Financial Statements (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting policies
Fixed assets	$ 116,408	$ 113,324	$ 109,397	$ 111,971
Net debt	$ (31,124)	$ (21,657)	$ (15,424)
Weighted average incremental borrowing rate		4.50%
Increase/decrease due to application of IFRS 16
Accounting policies
Fixed assets		$ 5,698
Net debt		(5,505)
Other assets and liabilities		(193)
Right of use		5,698
Increase/decrease due to application of IFRS 16 | Buildings
Accounting policies
Right of use		2,278
Increase/decrease due to application of IFRS 16 | Machinery, plant and equipment
Accounting policies
Right of use		2,632
Increase/decrease due to application of IFRS 16 | Other
Accounting policies
Right of use		$ 788